Selected Quarterly Financial Data (Schedule Of Selected Quarterly Financial Data) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Selected Quarterly Financial Data [Abstract]
Revenues	$ 645,833	[1]	$ 914,039	[1]	$ 883,548	[1]	$ 534,339	[1]	$ 657,248	[1]	$ 812,787	[1]	$ 864,805	[1]	$ 509,755	[1]	$ 2,977,759	[1]	$ 2,844,595	[1]	$ 2,001,815
Gross profit	160,710		219,407		213,191		134,986		154,027		195,541		201,069		122,604		728,294		673,241		480,832
Net income attributable to Watsco, Inc.	$ 13,380		$ 33,547		$ 36,023		$ 7,500		$ 10,445		$ 31,437		$ 35,045		$ 3,833		$ 90,450		$ 80,760		$ 43,314
Basic	$ 0.39	[2]	$ 1.02	[2]	$ 1.09	[2]	$ 0.21	[2]	$ 0.31	[2]	$ 0.97	[2]	$ 1.08	[2]	$ 0.10	[2]	$ 2.75	[2]	$ 2.49	[2]	$ 1.42
Diluted	$ 0.39	[2]	$ 1.02	[2]	$ 1.09	[2]	$ 0.21	[2]	$ 0.31	[2]	$ 0.97	[2]	$ 1.08	[2]	$ 0.10	[2]	$ 2.74	[2]	$ 2.49	[2]	$ 1.40

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.